            SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED
                 SECURITY CAPITAL EUROPEAN REAL ESTATE SHARES


                      Supplement dated December 31, 1998
                                      to
Class I Prospectus and Statement of Additional Information dated August 19, 1998

    GCMG HAS COMMITTED TO CONTINUE TO WAIVE FEES AND/OR REIMBURSE EXPENSES
  TO MAINTAIN SC-EURO'S CLASS I OPERATING EXPENSES, OTHER THAN BROKERAGE FEES
      AND COMMISSIONS, TAXES, INTEREST AND OTHER EXTRAORDINARY EXPENSES,
    AT NO MORE THAN 1.45% OF SC-EURO'S CLASS I AVERAGE DAILY NET ASSETS FOR
                      THE YEAR ENDING DECEMBER 31, 1999.

   EFFECTIVE JANUARY 1, 1999, SECURITY CAPITAL REAL ESTATE ARBITRAGE SHARES
    AND SECURITY CAPITAL ASIA/PACIFIC REAL ESTATE SHARES WILL NO LONGER BE
     OFFERED AS INVESTMENT PORTFOLIOS OF SC-REMFS AND WILL BE TERMINATED.
         ACCORDINGLY, SC-EURO CLASS I SHARES MAY NOT BE EXCHANGED FOR
     THE CLASS I SHARES OF SC-ARBITRAGE OR SC-ASIA ON OR AFTER THAT DATE.

            SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED
                 SECURITY CAPITAL EUROPEAN REAL ESTATE SHARES


                      Supplement dated December 31, 1998
                                      to
Class R Prospectus and Statement of Additional Information dated August 19, 1998

    GCMG HAS COMMITTED TO CONTINUE TO WAIVE FEES AND/OR REIMBURSE EXPENSES
  TO MAINTAIN SC-EURO'S CLASS R OPERATING EXPENSES, OTHER THAN BROKERAGE FEES
      AND COMMISSIONS, TAXES, INTEREST AND OTHER EXTRAORDINARY EXPENSES,
    AT NO MORE THAN 1.60% OF SC-EURO'S CLASS R AVERAGE DAILY NET ASSETS FOR
                      THE YEAR ENDING DECEMBER 31, 1999.

   EFFECTIVE JANUARY 1, 1999, SECURITY CAPITAL REAL ESTATE ARBITRAGE SHARES
    AND SECURITY CAPITAL ASIA/PACIFIC REAL ESTATE SHARES WILL NO LONGER BE OFFERED AS INVESTMENT PORTFOLIOS OF SC-REMFS AND WILL BE TERMINATED.
         ACCORDINGLY, SC-EURO CLASS R SHARES MAY NOT BE EXCHANGED FOR
             THE CLASS R SHARES OF SC-ASIA ON OR AFTER THAT DATE.

            SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED
               SECURITY CAPITAL ASIA/PACIFIC REAL ESTATE SHARES

                      Supplement dated December 31, 1998
                                      to
Class I Prospectus and Statement of Additional Information dated August 19, 1998


  EFFECTIVE JANUARY 1, 1999, SECURITY CAPITAL ASIA/PACIFIC REAL ESTATE SHARES AND SECURITY CAPITAL REAL ESTATE ARBITRAGE SHARES WILL NO LONGER BE OFFERED
         AS INVESTMENT PORTFOLIOS OF SC-REMFS AND WILL BE TERMINATED.

            SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED
               SECURITY CAPITAL ASIA/PACIFIC REAL ESTATE SHARES

                      Supplement dated December 31, 1998
                                      to
Class R Prospectus and Statement of Additional Information dated August 19, 1998


  EFFECTIVE JANUARY 1, 1999, SECURITY CAPITAL ASIA/PACIFIC REAL ESTATE SHARES AND SECURITY CAPITAL REAL ESTATE ARBITRAGE SHARES WILL NO LONGER BE OFFERED
         AS INVESTMENT PORTFOLIOS OF SC-REMFS AND WILL BE TERMINATED.

            SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED
                   SECURITY CAPITAL U.S. REAL ESTATE SHARES


                      Supplement dated December 31, 1998
                                      to
Class I Prospectus and Statement of Additional Information dated August 19, 1998

    GCMG HAS COMMITTED THAT BEGINNING JANUARY 1, 1999 THEY WILL WAIVE FEES AND/OR REIMBURSE EXPENSES TO MAINTAIN SC-US'S CLASS R OPERATING EXPENSES,
     OTHER THAN BROKERAGE FEES AND COMMISSIONS, TAXES, INTEREST AND OTHER EXTRAORDINARY EXPENSES, AT NO MORE THAN 1.20% OF SC-US'S CLASS R AVERAGE DAILY
               NET ASSETS FOR THE YEAR ENDING DECEMBER 31, 1999.


   EFFECTIVE JANUARY 1, 1999, SECURITY CAPITAL REAL ESTATE ARBITRAGE SHARES
    AND SECURITY CAPITAL ASIA/PACIFIC REAL ESTATE SHARES WILL NO LONGER BE
     OFFERED AS INVESTMENT PORTFOLIOS OF SC-REMFS AND WILL BE TERMINATED.
          ACCORDINGLY, SC-US CLASS I SHARES MAY NOT BE EXCHANGED FOR
     THE CLASS I SHARES OF SC-ARBITRAGE OR SC-ASIA ON OR AFTER THAT DATE.

            SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED
                   SECURITY CAPITAL U.S. REAL ESTATE SHARES


                      Supplement dated December 31, 1998
                                      to
Class R Prospectus and Statement of Additional Information dated August 19, 1998


    GCMG HAS COMMITTED THAT BEGINNING JANUARY 1, 1999 THEY WILL WAIVE FEES AND/OR REIMBURSE EXPENSES TO MAINTAIN SC-US'S CLASS R OPERATING EXPENSES,
     OTHER THAN BROKERAGE FEES AND COMMISSIONS, TAXES, INTEREST AND OTHER EXTRAORDINARY EXPENSES, AT NO MORE THAN 1.35% OF SC-US'S CLASS R AVERAGE DAILY
               NET ASSETS FOR THE YEAR ENDING DECEMBER 31, 1999.


   EFFECTIVE JANUARY 1, 1999, SECURITY CAPITAL REAL ESTATE ARBITRAGE SHARES
    AND SECURITY CAPITAL ASIA/PACIFIC REAL ESTATE SHARES WILL NO LONGER BE
     OFFERED AS INVESTMENT PORTFOLIOS OF SC-REMFS AND WILL BE TERMINATED.
          ACCORDINGLY, SC-US CLASS R SHARES MAY NOT BE EXCHANGED FOR
             THE CLASS R SHARES OF SC-ASIA ON OR AFTER THAT DATE.

            SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED
               SECURITY CAPITAL REAL ESTATE ARBITRAGE SHARES

                      Supplement dated December 31, 1998
                                      to
Class I Prospectus and Statement of Additional Information dated August 19, 1998


  EFFECTIVE JANUARY 1, 1999, SECURITY CAPITAL REAL ESTATE ARBITRAGE SHARES
AND SECURITY CAPITAL ASIA/PACIFIC REAL ESTATE SHARES WILL NO LONGER BE OFFERED
         AS INVESTMENT PORTFOLIOS OF SC-REMFS AND WILL BE TERMINATED.